Fixed assets (Narrative) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	€ 340,065	$ 384,886	€ 264,095
Capitalized borrowing costs	2,922
SPAIN
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	232,897		217,339
Depreciation expenses	€ 10,971
Useful lives	20-25 years
Netherlands [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	€ 28,240		€ 30,105
Depreciation expenses	€ 2,950
Useful lives	12 years
Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	€ 250,155
Biogas Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	38,464
Manara PSP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	€ 79,092